SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 5 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Customer relationships	3-5 years
Software	3-8 years
Domain name	10 years
Brand name	20 years
Others	2-3 years

Schedule of opening and closing balances of contract liabilities arising from contracts with customers

		Balance at
	Balance at	January 1,	Balance at	Balance at
	December	2018 as	December 31,	December 31,
	31, 2017	adjusted	2018	2018
	RMB	RMB	RMB	USD

Contract liabilities	505,587	530,642	639,912	93,071

Schedule of changes due to adoption of ASC 606

	Balance at
	December 31,		Balance at
	2017	Adjustments	January 1, 2018
	RMB	RMB	RMB
Current liabilities:
Customer advances and deposits and deferred revenue	910,383	25,054	935,437
Shareholders’ equity:
Accumulated deficit	(14,886,214)	(25,054)	(14,911,268)

	2018
		Balance without
		adoption of	Effect of
	As reported	ASC 606	change
	RMB	RMB	RMB
Express delivery	17,702,869	17,686,557	16,312
Freight delivery	4,102,610	4,095,438	7,172
Supply chain management	2,074,414	2,069,648	4,766
Total revenue	23,879,893	23,851,643	28,250
Gross profit	1,441,137	1,412,887	28,250
Loss from operations	(657,974)	(686,224)	28,250
Loss before income tax and share of net income loss of equity investees	(496,049)	(524,299)	28,250
Loss before share of net income loss of equity investees	(507,936)	(536,186)	28,250
Net loss	(508,391)	(536,641)	28,250

	As at December 31, 2018
		Balance without
		adoption of	Effect of
	As reported	ASC 606	change
	RMB	RMB	RMB
Current assets:
Accounts and notes receivables	1,046,844	1,042,078	4,766
Current liabilities:
Customer advances and deposits and deferred revenue	1,219,230	1,220,800	(1,570)
Shareholders’ equity:
Accumulated deficit	(15,419,256)	(15,422,452)	3,196